Loan and Promissory Note (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 11, 2026	May 05, 2026	Mar. 01, 2026	Aug. 06, 2025	Nov. 30, 2023	Jun. 30, 2019	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jan. 31, 2022	Jan. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	May 04, 2026	Oct. 27, 2025	Nov. 17, 2023
Debt Instrument [Line Items]
Warrants issued			800,000													600,000
Warrant, exercise price								$ 64.95		$ 64.95
Finance costs														$ 20,000,000
Share price							$ 0.0001		$ 0.0001				$ 0.0001	$ 0.0001
Interest expenses							$ 226,000	$ 350,000	$ 456,000	$ 704,000			$ 1,231,000	$ 1,505,000
Accrued liabilities							839,000	$ 3,512,000	839,000	$ 3,512,000			$ 384,000	$ 2,808,000
Number of warrants to purchase shares															100,000
Interest expenses							$ 55,000		$ 76,000
Promissory Note [Member]
Debt Instrument [Line Items]
Interest rate		10.00%	10.00%
Principal amount		$ 1,000,000	$ 2,500,000
Maturity date		Nov. 05, 2026	Sep. 01, 2026
Interest rate, description		The terms of the Promissory Note are identical to those of the Company’s previously issued Promissory Note dated March 1, 2026, including the requirement that the Company apply 25% of the net proceeds from any future offerings or issuances of the Company’s securities toward repayment of the Promissory Note until paid in full	The Company is required to apply 25% of the net proceeds from any future offerings or issuances of the Company’s securities toward repayment of the Promissory Note until it is paid in full. In the event of default, the Promissory Note will bear interest at a rate of 24% per annum, and any late payments will be subject to a late fee equal to 10% of the overdue amount
Series B-1 Preferred Stock [Member]
Debt Instrument [Line Items]
Stock issued, price per share																	$ 0.0001
Share price														$ 29.25			$ 29.25
Series G Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Warrants issued							123,096		123,096
Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Loan amount						$ 9,999,000
Interest rate						6.50%
Interest prime, rate						12.00%
Bear interest rate						4.00%
Number of warrants to purchase shares						1,872,993
Warrant expiration, description						The Warrants expiration date was settled as the earlier of (1) the date that is ten (10) years after the original Issue Date, (2) the Initial Public Offering and (3) a Liquid Acquisition
Loan and Security Agreement [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Warrant, exercise price						$ 0.2803
Share price						$ 0.0001
Loan and Security Agreement [Member] | Reverse Stock Split [Member]
Debt Instrument [Line Items]
Warrants issued						1,099,000
Warrant, exercise price						$ 477.74
Loan and Security Agreement [Member] | Reverse Stock Split [Member] | Series A [Member]
Debt Instrument [Line Items]
Warrant, exercise price						$ 0.0001
First Amendment [Member] | Twenty Two Consecutive Equal Monthly Payment [Member]
Debt Instrument [Line Items]
Deferred payments											$ 5,000,000			$ 5,000,000
Second Amendment [Member] | Twenty Five Consecutive Equal Monthly Payment [Member]
Debt Instrument [Line Items]
Deferred payments												$ 5,000,000		$ 5,000,000
Series B Preferred Stock Purchase Agreement [Member] | Series B-1 Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion of amount, converted					$ 3,152,000
Conversion of shares, converted					6,466,194
Stock issued, price per share					$ 0.0001
Series B Preferred Stock Purchase Agreement [Member] | Series B-1 Warrant [Member]
Debt Instrument [Line Items]
Conversion of shares, converted					12,358
Stock issued, price per share					$ 0.0001
Share price					$ 29.25
Securities Purchase And Conversion Agreement [Member] | Series E Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Stock issued, price per share				$ 75
Share price				$ 10.00
Debt conversion, converted instrument, rate				50.00%
stock issued during period, value, conversion of units				$ 6,800,000
Stock issued during period, shares, conversion of units				682,770
Debt instrument, convertible, conversion price				$ 92.4
Debt instrument, convertible, terms of conversion feature				(i) the Company closing one or more equity financings yielding an aggregate amount of net cash proceeds of at least $20,000,000; or (ii) June 30, 2026, the Company shall make twenty-four (24) consecutive equal monthly installments of principal and interest based on a thirty-six (36) month amortization period, with the balance of the obligation due and payable on the 25th month.
Securities Purchase And Conversion Agreement [Member] | Series E Convertible Preferred Stock [Member] | Minimum [Member]
Debt Instrument [Line Items]
stock issued during period, value, conversion of units				$ 8,000,000
Exchange Agreement [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Interest rate	25.00%
Exchange Agreement [Member] | Series G Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Warrants issued	112,254
Stock issued during period, value	$ 3,300,000
Preferred stock aggregate shares cash consideration									$ 1,200,000
Exchange Agreement [Member] | Series G Convertible Preferred Stock [Member] | March One Two Thousand Twenty Six Promissory Note [Member]
Debt Instrument [Line Items]
Warrants issued	336,941
Exchange Agreement [Member] | Series G Convertible Preferred Stock [Member] | May Five Two Thousand Twenty Six Promissory Note [Member]
Debt Instrument [Line Items]
Warrants issued	254,687